     As filed with the Securities and Exchange Commission on June 26, 2009



                                                            File Nos. 333-137369

                                                                       811-03365


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []



                        Post-Effective Amendment No. 4                       [x]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 347                             [x]



                        (Check Appropriate Box or Boxes)



                    MetLife Investors USA Separate Account A

                           (Exact Name of Registrant)



                    MetLife Investors USA Insurance Company

               5 Park Plaza, Suite 1900 Irvine, California 92614


        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                    MetLife Investors USA Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680


                                  COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on June 29, 2009 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

    This registration statement incorporates herein by reference the prospectus dated May 1, 2009 and the Statement of Additional
Information dated May 1, 2009 included in Post-Effective Amendment No. 3 to the registration statement on Form N-4 (File Nos. 333-137369/811-03365) filed on April 22, 2009 pursuant to paragraph (b) of Rule 485.

                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED JUNE 29, 2009
                                       TO
                PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement describes changes to certain features of the optional Lifetime Withdrawal Guarantee II rider that will be effective for Series VA, L, L-4 year, C, XC, XTRA, and S variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). If approved in your state, these changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after July 13, 2009.

IN ORDER TO RECEIVE THE CURRENT VERSION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON JULY 10, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 343-8496 to request a free copy.

I.   CHANGES FOR THE LIFETIME WITHDRAWAL GUARANTEE II RIDER

For contracts issued based on applications and necessary information that we receive, in good order, at our MetLife Annuity Service Center on and after July 13, 2009, the following changes will apply to the Lifetime Withdrawal Guarantee II rider:

     THE 7.25% COMPOUNDING INCOME AMOUNT IS ELIMINATED. This means the Total Guaranteed Withdrawal Amount can only be increased by additional purchase payments or upon an Automatic Annual Step-Up (provided the Step-Up is not declined).

     The Withdrawal Rate used for calculating the Annual Benefit Payment is:

          . 5% if you take your first withdrawal before the contract year in which the owner (or oldest joint owner or annuitant if the owner is a non-natural person) will attain age 76;

          . 6% if you take your first withdrawal during a contract year in which the owner (or oldest joint owner or annuitant if the owner is a non-natural person) attains or will attain age 76 or older.

     For this purpose, a "contract year" is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.


                                                                 SUPP-USALWG0609

All references in the prospectus to the 7.25% Compounding Income Amount and the Withdrawal Rates for the Lifetime Withdrawal Guarantee II rider are amended to conform to the changes described in this supplement.

II.  GUARANTEED WITHDRAWAL BENEFIT EXAMPLES APPENDIX

Add the following Section L to the end of the Guaranteed Withdrawal Benefit Examples Appendix (Section D for the Series S prospectus):

     L. Lifetime Withdrawal Guarantee II -- Automatic Annual Step-Ups (No Withdrawals) - For Contracts Issued On or After July 13, 2009

     Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial purchase payment of $100,000 and the contract owner was age 67 at the time the contract was issued. Assume that no withdrawals are taken.

     At the first contract anniversary, assume the account value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

     At the second contract anniversary, assume the account value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

     Assume that on the third through the eighth contract anniversaries the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 x 5%). Assume the account value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract owner is now age 76 and did not take any withdrawals before the contract year in which the owner attained age 76, the Automatic Annual Step-Up will also reset the Withdrawal Rate from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                               Telephone: (800) 343-8496
Irvine, CA 92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities as of December 31, 2008.

3.   Statement of Operations for the year ended December 31, 2008.

4.   Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007.

5.   Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2008 and 2007.

3.   Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.

5.   Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Financial Statements.



b.            Exhibits
              --------------------------------------------------------------------------------------------------------

1.            Certification of Restated Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account (adopted May 18, 2004)(3)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001)(3)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(3)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC))(6)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD)(7)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract(1)

     (ii)     Death Benefit Rider - Principal Protection (1)

     (iii)    Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider(1)

     (iv)     Terminal Illness Rider(1)

     (v)      Unisex Annuity Rates Rider(1)

     (vi)     Individual Retirement Annuity Endorsement 8023.1 (9/02)(3)

     (vii)    Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)(3)

     (viii)   401(a)/403(a) Plan Endorsement 8025.1 (9/02)(3)

     (ix)     Tax Sheltered Annuity Endorsement 8026.1 (9/02)(3)

     (x)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)(3)

     (xi)     Form of Guaranteed Minimum Income Benefit Rider [GMIB Plus or GMIB III] 8018-2(05/05)(3)

     (xii)    Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB]
              8028-4 (11/05) (4)

     (xiii)   Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (4)

     (xiv)    Lifetime Guaranteed Withdrawal Benefit MLIU-690-3 (6/06)(6)

     (xv)     Form of Contract Schedule 8028-5 (6/06)(LGWB)(6)

     (xvi)    Form of Contract Schedule 8028-6 (2/07)-VA(8)

     (xvii)   Form of Contract Schedule 8028-6 (2/07)-L(8)


          (xviii)   Fixed Account Rider 8028-5 (6-06)(7)

          (xvix)    Guaranteed Minimum Death Benefit (GMDB) Rider MLIU-640-1 (4/08)(9)

          (xx)      Form of Contract Schedule Guaranteed Minimum Death Benefit (GMDB) RiderMLIU-EDB (4/08)(9)


          (xxi)     Guaranteed Minimum Income Benefit Rider Living Benefit MLIU-560-4 (4/08) (GMIB Plus II)(9)

          (xxii)    Form of Contract Schedule Guaranteed Minimum Income Benefit (GMIB) Rider MLIU-EGMIB (4/08)
                    (GMIB Plus II) (16)

          (xxiii)   Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-4 (4/08) (LWG II)(9)

          (xxiv)    Form of Contract Schedule Lifetime Guaranteed Withdrawal Benefit MLIU-EGWB (4/08) (LWG II)
                    (13)


5.        (i)       Form of Variable Annuity Application APPVAUSAS-207(8)

          (ii)      Form of Variable Annuity Application 8406 (10/07) APPS April 2008 (11)

6.        (i)       Copy of Restated Articles of Incorporation of the Company(3)

          (ii)      Copy of the Bylaws of the Company(3)

          (iii)     Certificate of Amendment of Certificate of Incorporation filed 10/01/79 and signed 9/27/79 (4)

          (iv)      Certificate of Change of Location of Registered Office and/or Registered Agent filed 2/26/80 and effective 2/8/80 (3)

          (v)       Certificate of Amendment of Certification of Incorporation signed 4/26/83 and certified 2/12/85 (3)

          (vi)      Certificate of Amendment of Certificate of Incorporation filed 10/22/84 and signed 10/19/84 (3)

          (vii)     Certificate of Amendment of Certificate of Incorporation certified 8/31/94 and adopted 6/13/94 (3)

          (viii)    Certificate of Amendment of Certificate of Incorporation of Security First Life Insurance Company
                    (name change to MetLife Investors USA Insurance Company) filed 1/8/01 and signed 12/18/00 (3)

7.        (i)       Reinsurance Agreement between MetLife Investors USA Insurance Company and Metropolitan Life
                    Insurance Company(2)

          (ii)      Automatic Reinsurance Agreement between MetLife Investors USA Insurance Company and Exeter
                    Reassurance Company, Ltd.(2)

          (iii)     Reinsurance Agreement and Administrative Services Agreement between MetLife Investors USA
                    Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2006) (10)

8.        (i)       Participation Agreement Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                    Investors Distribution Company and MetLife Investors USA Insurance Company (effective 2-12-01) (3)

          (ii)      Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                    Life Insurance Company and MetLife Investors USA Insurance Company (effective 07-01-04) (5)

          (iii)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife
                    Investors Distribution Company and MetLife Investors USA Insurance Company (effective 08-31-07)
                    (12)


          (iv)      First Amendment to Participation Agreement (effective 02-12-01) Among Met Investors Series Trust,
                    Met Investors Advisory Corp., MetLife Investors Distribution Company and MetLife Investors USA
                    Insurance Company (effective 02-01-08); and Second Amendment to the Participation Agreement
                    (effective 02-12-01) Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors
                    Distribution Company, and MetLife Investors USA Insurace Company (effective 05-01-09). (14)


9.                  Opinion and Consent of Counsel (8)

10.                 Consent of Independent Registered Public Accounting Firm (filed herewith)

11.                 Not Applicable.

12.                 Not Applicable.

13.                 Powers of Attorney for Michael K. Farrell, Jay S. Kaduson, Susan A. Buffum, Bennett D. Kleinberg,
                    Paul A. Sylvester, Richard C. Pearson, Elizabeth M. Forget, George Foulke, James J. Reilly and Jeffrey
                    A. Tupper. (15)

 (1)                incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

 (2)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on April 30, 2003.

 (3)                incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
                    Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.


      (4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
          Nos. 333-127553 and 811-03365) filed electronically on September 15, 2005.

      (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on October 7, 2005.

      (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

      (7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

      (8) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
          Nos. 333-137369 and 811-03365) filed electronically on April, 17, 2007.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on December 21, 2007.

   (10)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on April 15, 2008.

   (11)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-137369 and 811-03365) filed electronically on April 15, 2008.

   (12)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File
          Nos. 333-54464 and 811-03365) filed electronically on October 31, 2007.

   (13)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4/A (File
          Nos. 333-152385 and 811-03365) filed electronically on October 28, 2008.

   (14)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 33 to Form N-4 (File
          Nos. 333-54466 and 811-03365) filed electronically on April 22, 2009.

   (15)   incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
          Nos. 333-137369 and 811-03365) filed electronically on April 22, 2009.

   (16)   incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-156648 and 811-03365) filed electronically on January 9, 2009.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


Name and Principal Business Address   Positions and Offices with Depositor

  Michael K. Farrell                  Chairman of the Board, President and
  10 Park Avenue                      Chief Executive Officer
  Morristown, NJ 07962

  Susan A. Buffum                     Director
  10 Park Avenue
  Morristown, NJ 07962

  James J. Reilly                     Vice President-Finance
  501 Boylston Street
  Boston, MA 02116

  Jay S. Kaduson                      Director and Vice President
  10 Park Avenue
  Morristown, NY 07962

  Bennett D. Kleinberg                Director and Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Elizabeth M. Forget                 Director and Executive Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  George Foulke                       Director
  334 Madison Avenue
  Covenant Station, NJ 07961

  Paul A. Sylvester                   Director
  10 Park Avenue
  Morristown, NJ 07962


Name and Principal Business Address   Positions and Offices with Depositor

  Kevin J. Paulson                    Senior Vice President
  4700 Westown Parkway
  Suite 200
  West Des Moines, IA 50266

  Richard C. Pearson                  Director, Vice President, Associate General
  5 Park Plaza                        Counsel and Secretary
  Suite 1900
  Irvine, CA 92614

  Jeffrey A. Tupper                   Director and Assistant Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Debora L. Buffington                Vice President, Director of Compliance
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Betty E. Davis                      Vice President
  1125 17th Street
  Suite 800
  Denver, CO 80202

  Thomas G. Hogan, Jr.                Vice President
  400 Atrium Drive
  Somerset, NJ 08837

  Enid M. Reichert                    Vice President, Appointed Actuary
  501 Route 22
  Bridgewater, NJ 08807

  Jonathan L. Rosenthal               Vice President, Chief Hedging Officer
  10 Park Avenue
  Morristown, NJ 07962

  Christopher A. Kremer               Vice President
  501 Boylston Street
  Boston, MA 02116

  Marian J. Zeldin                    Vice President
  300 Davidson Avenue
  Somerset, NJ 08873

  Karen A. Johnson                    Vice President
  501 Boylston Street
  Boston, MA 02116

  Deron J. Richens                    Vice President
  5 Park Plaza
  Suite 1900
  Irvine, CA 92614

  Jeffrey N. Altman                   Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Roberto Baron                       Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Paul L. LeClair                     Vice President
  501 Boylston Street
  Boston, MA 02116

  Gregory E. Illson                   Vice President
  501 Boylston Street
  Boston, MA 02116

  George Luecke                       Vice President, Annuity Finance
  1095 Avenue of the Americas
  New York, NY 10036


Name and Principal Business Address   Positions and Offices with Depositor

  Lisa S. Kuklinski                   Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Jeffrey P. Halperin                 Vice President
  1095 Avenue of the Americas
  New York, NY 10036

  Eric T. Steigerwalt                 Treasurer
  1095 Avenue of the Americas
  New York, NY 10036

  Mark S. Reilly                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Gene L. Lunman                      Vice President
  1300 Hall Boulevard
  Bloomfield, CT 06002-2910

  Robert L. Staffier                  Vice President
  501 Boylston Street
  Boston, MA 02116




ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of MetLife Investors USA Insurance Company under Delaware insurance law. MetLife Investors USA Insurance Company is a wholly-owned direct subsidiary of MetLife Insurance Company of Connecticut which in turn is a direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    MetLife Investors Insurance Company (MO)

O.    First MetLife Investors Insurance Company (NY)

P.    Walnut Street Securities, Inc. (MO)

Q.    Newbury Insurance Company, Limited (BERMUDA)

R.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

S.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife Seguros de Vida S.A. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


T.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


U.    MetLife Capital Trust IV (DE)

V.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


W.    MetLife Reinsurance Company of South Carolina (SC)

X.    MetLife Investment Advisors Company, LLC (DE)

Y.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Z.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


AA.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

BB.   MetLife Capital Trust X (DE)

CC.   Cova Life Management Company (DE)

DD.   MetLife Reinsurance Company of Charleston (SC)

EE.   Federal Flood Certification Corp (TX)

FF.   MetLife Planos Odontologicos Ltda. (Brazil)

GG.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of April 30, 2009, there were 811 qualified contract owners and 374 non-qualified contract owners of Series S contracts; and 123 qualified contract owners and 62 non-qualified contract owners of Series S-L Share Option contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in Metlife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    A director of the corporation shall not be personally liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the director's duty of loyalty to the corporation or its stockholders, (ii) for acts or omissions not in good faith or which would involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the Delaware General Corporation Law, or (iv) for any transaction from which the director derived any improper personal benefit. The foregoing sentence notwithstanding, if the Delaware General Corporation Law hereafter is amended to authorized further limitations of the liability of a director of a corporation, then a director of the corporation, in addition to the circumstances in which a director is not personally liable as set forth in the preceding sentence, shall be held free from liability to the fullest extent permitted by the Delaware General Corporation Law as so amended. Any repeal or modification of the foregoing provisions of this Article 7 by the stockholders of the corporation shall not adversely affect any right or protection of a director of the corporation existing at the time of such repeal or modification.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):




Met Investors Series Trust
MetLife Investors USA Variable Life Account A
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Acocunt Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   -----------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Richard C. Pearson                      Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

John C. Kennedy                         Senior Vice President, National Sales Manager, Bank and
1 MetLife Plaza                         Broker/Dealer
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1 MetLife Plaza                         and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company     $357,776,663         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) MetLife, 1125 17th Street, Denver, CO 80202


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;



    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Irvine, and State of California, on this 26th day of June 2009.



   METLIFE INVESTORS USA SEPARATE ACCOUNT A
   (Registrant)

   By:   METLIFE INVESTORS USA INSURANCE COMPANY
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

   METLIFE INVESTORS USA INSURANCE COMPANY
   (Depositor)
   By:   /s/ Richard C. Pearson
         ----------------------------------------
         Richard C. Pearson
         Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on June 26, 2009.



/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, President and Chief Executive
Michael K. Farrell                 Officer
/s/ James. J. Reilly*
--------------------------------   Vice President-Finance (principal financial officer and
James J. Reilly                    principal accounting officer)
/s/ Susan A. Buffum*
--------------------------------
Susan A. Buffum                    Director
/s/ Jay S. Kaduson*
--------------------------------
Jay S. Kaduson                     Director and Vice President
/s/ Bennett D. Kleinberg*
--------------------------------
Bennett D. Kleinberg               Director and Vice President
/s/ Elizabeth M. Forget*
--------------------------------
Elizabeth M. Forget                Director and Executive Vice President
/s/ George Foulke*
--------------------------------
George Foulke                      Director
/s/ Paul A. Sylvester*
--------------------------------
Paul A. Sylvester                  Director
/s/ Richard C. Pearson*
--------------------------------   Director, Vice President, Associate General Counsel and
Richard C. Pearson                 Secretary
/s/ Jeffrey A. Tupper*
--------------------------------
Jeffrey A. Tupper                  Director and Assistant Vice President


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          June 26, 2009


* MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File Nos. 333-137369/811-03365) filed as
  Exhibit 13 on April 22, 2009.

                               INDEX TO EXHIBITS


10      Consent of Independent Registered Public Accounting Firm (Deloitte &
Touche LLP)